Acquisition of Blue Water Bar & Grill, N.V. - Pro Forma Statement of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues, net		$ 10,000
Cost of revenues
Gross profit		$ 10,000
Operating expenses:
General and administrative	$ 10,265	2,885
Accounting fees	6,000	5,000
Consulting fees	78,645	275
Legal fees	109,970	73,000
Total operating expenses	204,880	81,160
(Loss) from operations		(71,160)
Other income (expense):
Interest expense	(8,694)	(10)
Total other income (expense)	(8,694)	(10)
Net (loss)	$ (213,574)	$ (71,170)
Loss per share, basic and diluted	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding, basic and diluted	102,750,457	101,150,030
Blue Water Bar & Grill, Inc. [Member]
Revenues, net		$ 10,000
Cost of revenues
Gross profit		$ 10,000
Operating expenses:
General and administrative		2,885
Accounting fees		5,000
Consulting fees		275
Legal fees		73,000
Total operating expenses		81,160
(Loss) from operations		(71,160)
Other income (expense):
Interest expense		(10)
Total other income (expense)		(10)
Net (loss)		$ (71,170)
Loss per share, basic and diluted		$ (0.00)
Weighted average number of common shares outstanding, basic and diluted		101,150,000
Blue Water Bar & Grill, N.V. [Member]
Revenues, net
Cost of revenues
Gross profit
Operating expenses:
General and administrative
Accounting fees
Consulting fees
Legal fees
Total operating expenses
(Loss) from operations
Other income (expense):
Interest expense
Total other income (expense)
Net (loss)
Loss per share, basic and diluted		$ 0.00
Weighted average number of common shares outstanding, basic and diluted		30
Pro Forma Adjustments [Member]
Revenues, net
Cost of revenues
Gross profit
Operating expenses:
General and administrative
Accounting fees
Consulting fees
Legal fees
Total operating expenses
(Loss) from operations
Other income (expense):
Interest expense
Total other income (expense)
Net (loss)
Weighted average number of common shares outstanding, basic and diluted
Pro Forma Consolidated [Member]
Revenues, net		$ 10,000
Cost of revenues
Gross profit		$ 10,000
Operating expenses:
General and administrative		2,885
Accounting fees		5,000
Consulting fees		275
Legal fees		73,000
Total operating expenses		81,160
(Loss) from operations		(71,160)
Other income (expense):
Interest expense		(10)
Total other income (expense)		(10)
Net (loss)		$ (71,170)
Loss per share, basic and diluted		$ 0.00
Weighted average number of common shares outstanding, basic and diluted		101,150,130